Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 14, 2021	Feb. 25, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 7,714	$ 3,044	$ 1,001
Restricted cash	200
Net loss from continuing operations	56,600
Cash inflows for continuing operations	$ 4,800
Agreements description	The Group has entered into agreements dated December 14, 2020 with PFG and LMFA Financing LLC (“LMFA”), a Florida limited liability company and wholly owned subsidiary of LM Funding America, Inc. (Nasdaq: LMFA), in which LMFA will purchase approximately $18 million of debt in tranches. As of February 10, 2021, LMFA has completed the purchase of $17.87 million of principal, accrued interest and applicable fees (the “Debt”), converted into and sold all 22.73 million shares of the Group’s ordinary shares by February 10, 2021. With the Company settling another $1.27 million of Debt directly with PFG through the issuance of 1.51 million shares on February 17, 2021 which PFG has subsequently sold. As of the filing of this annual report, the Group’s defaulted Debts with PFG totaling $19.14 million have been eliminated.
Amount of group sold				$ 13,575	$ 23,000
Additional amount of notes				$ 13,575
Inventories provision	$ 2,255	1,343
Amount of recognized goodwill	12,208
Impairment loss of goodwill		703
Contract liability	1,096
Deferred revenue recognized	4,949
Advertising expenditures included in sales and marketing expenses	12	1
Right-of-use assets	1,674	$ 707	2,201
Operating lease liabilities			$ 2,193
Collateral loan	$ 1,000
Share-based compensation, percentage	70.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue recognition future	12 months
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue recognition future	24 months